Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000158043 [Member] | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000158043 [Member] | Berkshire Hathaway Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000158043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000158043 [Member] | Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158043 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000158043 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000158043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000158043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000158043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000158043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000158043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000158043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000158043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000158043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000158043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000158043 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000158045 [Member] | Western Digital Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158045 [Member] | Ciena Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158045 [Member] | Warner Brothers Discovery Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000158045 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | Seagate Technology Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000158045 [Member] | The Hartford Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Entergy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Cardinal Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000158045 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000158045 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000158045 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000158045 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000158045 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000158045 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000158045 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000158045 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000158045 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000158045 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000158045 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000158045 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000175540 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175540 [Member] | Nestle SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000175540 [Member] | Toyota Motor Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | E ON SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | HSBC Holdings PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000175540 [Member] | BASF SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175540 [Member] | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175540 [Member] | Vinci SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000175540 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000175540 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000175540 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175540 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175540 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000175540 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000175540 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175540 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000175540 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175540 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175540 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000175540 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000175540 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175540 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000175540 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175540 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175540 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175540 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000175540 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000175540 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175540 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000175540 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000175540 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000175540 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000194897 [Member] | Sandisk Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000194897 [Member] | Lumen Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | Rambus Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | REVOLUTION Medicines Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000194897 [Member] | Flowserve Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Valmont Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Modine Manufacturing Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Armstrong World Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000194897 [Member] | Dycom Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194897 [Member] | Agree Realty Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000194897 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000194897 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000194897 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000194897 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000194897 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000194897 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000194897 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000194897 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000194897 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000194897 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000194897 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000194897 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000204467 [Member] | Hon Hai Precision Industry Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000204467 [Member] | ICICI Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000204467 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204467 [Member] | Reliance Industries Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000204467 [Member] | PDD Holdings Inc ADR [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000204467 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000204467 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000204467 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%
C000204467 [Member] | Samsung Electronics Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
C000204467 [Member] | Taiwan Semiconductor Manufacturing Company Ltd [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204467 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000204467 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000204467 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000204467 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.10%
C000204467 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.30%
C000204467 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
C000204467 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%
C000204467 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.20%
C000204467 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.70%
C000204467 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000204467 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.40%
C000204467 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.90%
C000204467 [Member] | THAILAND
Holdings [Line Items]
Percent of Total Investments	1.50%
C000204467 [Member] | TAIWAN
Holdings [Line Items]
Percent of Total Investments	17.60%
C000204467 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Total Investments	3.60%
C000204467 [Member] | SAUDI ARABIA
Holdings [Line Items]
Percent of Total Investments	3.20%
C000204467 [Member] | MEXICO
Holdings [Line Items]
Percent of Total Investments	2.30%
C000204467 [Member] | MALAYSIA
Holdings [Line Items]
Percent of Total Investments	1.70%
C000204467 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Total Investments	14.60%
C000204467 [Member] | INDIA
Holdings [Line Items]
Percent of Total Investments	20.00%
C000204467 [Member] | CHINA
Holdings [Line Items]
Percent of Total Investments	23.90%
C000204467 [Member] | BRAZIL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000204467 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000226213 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000226213 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000226213 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000226213 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000226213 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.10%
C000226213 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000226213 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000226213 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000226213 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000226213 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000226213 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000226213 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000226213 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000226213 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000226213 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000226213 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000226213 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000226213 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000227987 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227987 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000227987 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227987 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000227987 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227987 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000227987 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227987 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000227987 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227987 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.90%
C000227987 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000227987 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000227987 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000227987 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227987 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000232625 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000232625 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000232625 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000232625 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000232625 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000232625 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232625 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000232625 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000232625 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000232625 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000232625 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232625 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000232625 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000232625 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000232625 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000232625 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000232625 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000232625 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000232625 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237881 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237881 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000237881 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237881 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000237881 [Member] | Vertiv Holdings Company Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | American Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | IBM Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | Chevron Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000237881 [Member] | Ford Motor Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237881 [Member] | United Parcel Service Inc Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237881 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000237881 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.90%
C000237881 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000237881 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000237881 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237881 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237881 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000237881 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000237881 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000237881 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000237881 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000239874 [Member] | Banco Bilbao Vizcaya Argentaria SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000239874 [Member] | Rio Tinto PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239874 [Member] | Fortescue Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239874 [Member] | Engie SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239874 [Member] | Svenska Handelsbanken AB A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Power Corp of Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | DBS Group Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | Poste Italiane SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000239874 [Member] | ABB Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Generali [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000239874 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000239874 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000239874 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000239874 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000239874 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000239874 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000239874 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000239874 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000239874 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000239874 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000239874 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000239874 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000239874 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000239874 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000239874 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000239874 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000239874 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000239874 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000239874 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000239874 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000239874 [Member] | NORWAY
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000239874 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000239874 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245406 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245406 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000245406 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000245406 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000245406 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000245406 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000245406 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245406 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000245406 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000245406 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000245406 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000245406 [Member] | Tobacco [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000245406 [Member] | Pollution [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000245406 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000245406 [Member] | Water and sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245406 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000245406 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000245406 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000245406 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000245406 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245406 [Member] | Other revenue [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000245406 [Member] | Revenue bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	83.50%
C000245406 [Member] | General obligation bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000245645 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000245645 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000245645 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000245645 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000245645 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245645 [Member] | Lennar Corp A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000245645 [Member] | Thermo Fisher Scientific Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000245645 [Member] | Hologic Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245645 [Member] | Cheniere Energy Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245645 [Member] | KKR And Company Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000245645 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000245645 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000245645 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000245645 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000245645 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000245645 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000245645 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000245645 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000245645 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000245645 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000246920 [Member] | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000246920 [Member] | Nordea Bank ABP [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246920 [Member] | Airbus SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246920 [Member] | Prosus NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000246920 [Member] | Nutrien Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246920 [Member] | Rio Tinto Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246920 [Member] | Sandoz Group AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000246920 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246920 [Member] | BAE Systems PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246920 [Member] | Kinross Gold Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246920 [Member] | Other countries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000246920 [Member] | Other assets and liabilities net Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246920 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000246920 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246920 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000246920 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000246920 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000246920 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000246920 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000246920 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000246920 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000246920 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000246920 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000246920 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246920 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000246920 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000246920 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000246920 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000246920 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000246920 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000246920 [Member] | FINLAND
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000246920 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000249134 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249134 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000249134 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000249134 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000249134 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000249134 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000249134 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000249134 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000249134 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249134 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000249134 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000249134 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000249134 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000249134 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000249134 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000249134 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000249134 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000249134 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000249134 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000255661 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255661 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000255661 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255661 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000255661 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000255661 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000255661 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000255661 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000255661 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255661 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000255661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000255661 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000255661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000255661 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000255661 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000255661 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255661 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000255662 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255662 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000255662 [Member] | Mortgage Backed Security Issued by US Government Sponsored Enterprise Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255662 [Member] | Standard & Poor's, AA Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000255662 [Member] | Standard & Poor's, A Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000255662 [Member] | Standard & Poor's, BBB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000255662 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000255662 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000255662 [Member] | US Government Corporations and Agencies Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000255662 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000255662 [Member] | US Government Debt Securities Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000255662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000255662 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000255662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000255662 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000255662 [Member] | Mortgage-Backed Securities, Issued by Private Enterprises [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000255662 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000255662 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000261300 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000261300 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261300 [Member] | U S Foods Holding Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261300 [Member] | Philip Morris International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000261300 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000261300 [Member] | Morgan Stanley [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261300 [Member] | Newmont Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261300 [Member] | CRH PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261300 [Member] | Uber Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000261300 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000261300 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261300 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000261300 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000261300 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000261300 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000261300 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000261300 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261300 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000261300 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000261300 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000261300 [Member] | Other assets and liabilities net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262811 [Member] | Short term investments and other Quality [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000262811 [Member] | Standard & Poor's, BB Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000262811 [Member] | Standard & Poor's, B Rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C000262811 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000262811 [Member] | CCC and below [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000262811 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000262811 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000262811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000262811 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000262811 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000262811 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000262811 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000262811 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000262811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000262811 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000262811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000262811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%